UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-22467

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas (Address of principal executive offices)	77002 (Zip code)

David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

Item 1:  Schedule of Investments

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 140.0%
Equity Investments(1) — 117.7%
United States — 113.3%
Midstream Company(2) — 53.4%
Capital Product Partners L.P.(3)	1,061	$7,214
Crude Carriers Corp.(4)	91	849
DHT Holdings, Inc.	1,425	4,246
El Paso Corporation(5)	1,510	28,892
Golar LNG Partners LP(3)	136	3,494
Kinder Morgan, Inc.	1,678	43,366
Knightsbridge Tankers Limited	464	8,331
National Fuel Gas Company	171	10,501
OGE Energy Corp.	478	23,914
ONEOK, Inc.(5)	527	37,367
Spectra Energy Corp.	372	9,648
Targa Resources Corp.	688	20,528
Teekay Offshore Partners L.P.(3)	515	13,845
Teekay Tankers Ltd.	1,458	9,476
The Williams Companies, Inc.	2,021	54,559

		276,230

Midstream MLP(2)(6)(7) — 51.8%
Buckeye Partners, L.P.	248	15,641
Buckeye Partners, L.P. — Unregistered, Class B Units(8)(9)	278	15,515
Crestwood Midstream Partners LP	91	2,323
Crestwood Midstream Partners LP — Unregistered, Class C Units(8)(9)	168	3,781
DCP Midstream Partners, LP	200	7,768
Enbridge Energy Management, L.L.C(8)(10)	870	23,962
Energy Transfer Equity, L.P.	120	4,575
Energy Transfer Partners, L.P.	443	19,981
Enterprise Products Partners L.P.	233	9,817
Exterran Partners, L.P.	387	8,808
Global Partners LP	331	6,605
Inergy, L.P.	84	2,382
Kinder Morgan Management, LLC(8)(10)	923	55,861
MarkWest Energy Partners, L.P.(5)	26	1,254
Oiltanking Partners, L.P.(11)	134	3,215
PAA Natural Gas Storage, L.P.	1,158	20,951
Plains All American GP LLC — Unregistered(8)(10)(12)	7	10,302
Plains All American Pipeline, L.P.(12)	78	4,747
Penn Virginia Resource Partners, L.P.	219	5,669
Regency Energy Partners L.P.	712	17,012
Targa Resources Partners L.P.	133	4,547
TC PipeLines, LP	130	5,683
Tesoro Logistics LP	193	4,507
Williams Partners L.P.	235	12,715

		267,621

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Other Energy — 4.1%
PPL Corporation — 9.50% Preferred Shares(13)	195	$11,213
PPL Corporation — 8.75% Preferred Shares(14)	18	957
SandRidge Permian Trust(11)(15)	278	5,236
VOC Energy Trust	174	3,898

		21,304

Other — 4.0%
Navios Maritime Partners L.P.(3)	538	8,519
Seaspan Corporation — 9.50% Preferred Shares	455	12,130

		20,649

Total United States (Cost — $596,064)		585,804

Canada — 4.4%
Midstream Company(2) — 4.4%
Gibson Energy Inc.(11)	567	9,968
Provident Energy Ltd.	625	5,413
Veresen Inc.	537	7,578

Total Canada (Cost — $21,684)		22,959

Total Equity Investments (Cost — $617,748)		608,763

	Interest	Maturity	Principal
	Rate	Date	Amount

Debt Instruments — 22.3%
United States — 18.6%
Upstream— 9.6%
Antero Resources LLC	9.375%	12/1/17	$9,578	10,201
Antero Resources LLC	7.250	8/1/19	1,000	975
Carrizo Oil & Gas, Inc.	8.625	10/15/18	14,835	15,206
Chaparral Energy, Inc.	8.875	2/1/17	4,000	4,020
Chaparral Energy, Inc.	8.250	9/1/21	500	480
Clayton Williams Energy, Inc.	7.750	4/1/19	7,300	6,734
Comstock Resources, Inc.	7.750	4/1/19	6,500	6,508
Petroleum Development Corporation	12.000	2/15/18	5,000	5,375

				49,499

Coal — 4.4%
Arch Coal, Inc.	7.250	6/15/21	4,025	3,985
Foresight Energy LLC	9.625	8/15/17	14,641	14,787
Patriot Coal Corporation	8.250	4/30/18	4,000	3,780

				22,552

Midstream(2) — 3.0%
Crestwood Holdings Partners, LLC	(16)	10/1/16	7,054	7,125
Navios Maritime Acquisition Corporation	8.625	11/1/17	7,945	6,664
Teekay Corporation	8.500	1/15/20	2,000	1,945

				15,734

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Other — 1.6%
Navios Maritime Holdings, Inc.	8.125%	2/15/19	$10,000	$8,200

Total United States (Cost — $101,070)				95,985

Canada — 3.7%
Upstream — 3.7%
Paramount Resources Ltd.	8.250	12/13/17	(17)	7,440
Southern Pacific Resource Corp.	(18)	1/15/16	11,547	11,605

Total Canada (Cost — $18,612)				19,045

Total Debt Investments (Cost — $119,682)				115,030

Total Long-Term Investments (Cost — $737,430)				723,793

Short-Term Investment — 1.3%
Repurchase Agreement — 1.3%
J.P. Morgan Securities Inc. (Agreement dated 8/31/11 to be repurchased at $6,780), collateralized by $6,916 in U.S. Treasury securities (Cost — $6,780)	—	9/1/11		6,780

Total Investments — 141.3% (Cost — $744,210)				730,573

	No. of
	Contracts

Liabilities
Call Option Contracts Written(4)
Midstream Company
El Paso Corporation, call options expiring 9/16/11 @ $19.00	2,000	(140)
ONEOK, Inc, call options expiring 9/16/11 @ $67.50	200	(88)
ONEOK, Inc, call options expiring 9/16/11 @ $70.00	200	(50)

		(278)

Midstream MLP
MarkWest Energy Partners, L.P., call options expiring 9/16/11 @ $48.00	200	(26)

Total Call Option Contracts Written (Premiums Received $254)		(304)

Revolving Credit Facility		(66,000)
Senior Unsecured Notes		(115,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(35,000)
Other Liabilities		(12,518)

Total Liabilities		(228,822)
Other Assets		15,322

Total Liabilities in Excess of Other Assets		(213,500)

Net Assets Applicable to Common Stockholders		$517,073

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

(3)	This company is structured like an MLP but is not treated as a publicly-traded partnership for RIC qualification purposes.

(4)	Security is non-income producing.

(5)	Security or a portion thereof is segregated as collateral on option contracts written.

(6)	Includes limited liability companies.

(7)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, Kayne Anderson Midstream/Energy Fund, Inc. (the “Fund”) may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. The Fund had less than 25% of its total assets invested in publicly traded partnerships at August 31, 2011. It is the Fund’s intention to be treated as a RIC for tax purposes.

(8)	Distributions are paid-in-kind.

(9)	Fair valued securities, restricted from public sale.

(10)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(11)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(12)	The Fund believes that it is an affiliate of Plains All American GP LLC and Plains All American Pipeline, L.P.

(13)	Security is mandatorily convertible to common shares of PPL Corporation and consists of a purchase contract for a beneficial ownership interest in PPL Capital Funding, Inc.’s 4.625% junior subordinated notes and a quarterly payment of 4.875% per annum of the $50 per share stated amount of the security.

(14)	Security is mandatorily convertible to common shares of PPL Corporation and consists of a purchase contract for a beneficial ownership interest in PPL Capital Funding, Inc.’s 4.32% junior subordinated notes and a quarterly payment of 4.43% per annum of the $50 per share stated amount of the security.

(15)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(16)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points with a 2% LIBOR floor (10.50% as of August 31, 2011).

(17)	Principal amount is 7,250 Canadian dollars.

(18)	Floating rate second lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points with a 2% LIBOR floor (10.50% as of August 31, 2011).

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2011, the Fund held the following restricted investments:

				Number of
				Units,
		Acquisition	Type of	Principal ($)	Cost	Fair	Fair Value	Percent of	Percent of
Investment	Security	Date	Restriction	(in 000s)	Basis	Value	Per Unit	Net Assets	Total Assets

Level 3 Investments(1)
Buckeye Partners, L.P.	Class B Units	1/18/11	(2)	278	$14,779	$15,515	$55.85	3.0%	2.1%
Crestwood Midstream Partners LP	Class C Units	4/1/11	(2)	168	4,001	3,781	22.46	0.7	0.5
Plains All American GP LLC	Common Units	(4)	(3)	7	9,771	10,302	1,478.26	2.0	1.4

Total					$28,551	$29,598		5.7%	4.0%

Level 2 Investments(5)
Antero Resources LLC	Senior Notes	7/27/11	(2)	$1,000	$1,000	$975	n/a	0.2%	0.1%
Arch Coal, Inc.	Senior Notes	(4)	(2)	4,025	4,031	3,985	n/a	0.8	0.5
Clayton Williams Energy, Inc.	Senior Notes	(4)	(2)	7,300	7,295	6,734	n/a	1.3	0.9
Crestwood Holdings Partners, LLC	Secured Term Loan	(4)	(3)	7,054	7,277	7,125	n/a	1.4	0.9
Foresight Energy LLC	Senior Notes	(4)	(3)	14,641	15,667	14,787	n/a	2.9	2.0
Navios Maritime Holdings Inc.	Senior Notes	(4)	(2)	10,000	10,064	8,200	n/a	1.6	1.1
Paramount Resources Ltd.	Senior Notes	11/30/10	(2)	(6)	7,063	7,440	n/a	1.4	1.0
Southern Pacific Resources Corp.	Secured Term Loan	(4)	(2)	11,547	11,549	11,605	n/a	2.2	1.6

Total					$63,946	$60,851		11.8%	8.1%

Total of all restricted securities					$92,497	$90,449		17.5%	12.1%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Unregistered security of a public company.

(3)	Unregistered security of a private company.

(4)	Security was acquired at various dates during the fiscal period ended November 30, 2010 or the nine months ended August 31, 2011.

(5)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(6)	Principal amount is 7,250 Canadian dollars.

At August 31, 2011, the cost basis of investments for federal income tax purposes was $744,210. At August 31, 2011, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,267
Gross unrealized depreciation	(39,904)

Net unrealized appreciation	$(13,637)

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Fund’s repurchase agreements, which are collateralized by U.S. Treasury bonds, are generally high quality and liquid; however, the Fund reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2011. The Fund presents these assets by security type and description on its Schedule of Investments.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Assets at Fair Value
Equity investments	$608,763	$579,165	$—	$29,598
Debt investments	115,030	—	115,030	—
Repurchase agreement	6,780	—	6,780	—

Total assets at fair value	$730,573	$579,165	$121,810	$29,598

Liabilities at Fair Value
Call option contracts written	$304	$—	$304	$—

For the nine months ended August 31, 2011, there were no transfers between Level 1 and Level 2.

The following table present the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2011.

Equity
Nine Months Ended August 31, 2011	Investments

Balance — November 30, 2010	$—
Purchases, issuances or settlements	82,913
Transfers out	(53,751)
Realized gain (losses)	—
Unrealized gains, net	436

Balance — August 31, 2011	$29,598

The $436 of unrealized gains presented in the table above for the nine months ended August 31, 2011 relate to investments that were still held at August 31, 2011.

The purchases, issuances or settlements of $82,913 for the nine months ended August 31, 2011 relate to the Fund’s investments in Buckeye Partners, L.P. (Class B Units), Buckeye Partners, L.P. (Common Units), Crestwood Midstream Partners LP, Crestwood Midstream Partners LP (Class C Units), PAA Natural Gas Storage, L.P., Plains All American GP LLC and Regency Energy Partners L.P. The Fund’s investment in the common units of Buckeye Partners, L.P., Crestwood Midstream Partners LP, PAA Natural Gas Storage, L.P. and Regency Energy Partners L.P., which are noted as transfers out of Level 3 in the table above, became readily marketable during the nine months ended August 31, 2011.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as		Fair Value as of
Hedging Instruments	Statement of Assets and Liabilities Location	August 31, 2011

Call options	Call option contracts written	$(304)

The following table sets forth the effect of the Fund’s derivative instruments.

		For the Nine Months
		Ended August 31, 2011
			Change in
		Net Realized	Unrealized
	Location of Gains/(Losses) on	Gains/(Losses) on	Losses on
	Derivatives	Derivatives	Derivatives
Derivatives Not Accounted for as	Recognized in	Recognized in	Recognized in
Hedging Instruments	Income	Income	Income

Call options	Options	$3,404	$(51)
Interest rate swap contracts	Interest rate swap contracts	(337)	—

		$3,067	$(51)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 28, 2011 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON
MIDSTREAM/ENERGY FUND, INC.

/s/  Kevin S. McCarthy
Name: Kevin S. McCarthy

Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:  October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

KAYNE ANDERSON
MIDSTREAM/ENERGY FUND, INC.

/s/  Kevin S. McCarthy
Name: Kevin S. McCarthy

Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:  October 28, 2011

/s/  Terry A. Hart
Name: Terry A. Hart
Title:  Chief Financial Officer and Treasurer
Date:  October 28, 2011